Financial Instruments and Risk Management - Schedule of Foreign Currency Against the Functional Currencies (Parentheticals) (Details)	12 Months Ended
Oct. 31, 2025
Foreign Exchange Rate Risk [Member]
Schedule of Foreign Currency Against the Functional Currencies [Line Items]
Impact of a strengthening or weakening of foreign exchange rate	10.00%